Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Total	$ 212,780,000	$ 104,320,000	$ 94,050,000	$ 59,060,000	$ 6,087,000	$ 476,297,000
Colombia | Community of Cisneros
Total					10,000	10,000
Colombia | Community of San Roque
Total	100,000				2,447,000	2,547,000
Colombia | Community of Maceo
Total					20,000	20,000
Colombia | Yolombo Municipality
Total	50,000				10,000	60,000
Colombia | Government of Colombia, National Army
Total					60,000	60,000
Colombia | Government of Colombia, National Police
Total					60,000	60,000
Philippines | Government of Philippines, Department of Environment and Natural Resources Mines and Geosciences Bureau
Total			20,000		2,570,000	2,590,000
Philippines | Puro Barangay
Total	130,000				360,000	490,000
Philippines | Municipality of Aroroy, Municipal Treasurer of Aroroy
Total	3,140,000		20,000			3,160,000
Philippines | City of Makati, City Treasury of Makati
Total	140,000		40,000			180,000
Philippines | Government of Philippines, Bureau of Customs
Total	600,000		60,000			660,000
Philippines | Government of Philippines, Bureau of Internal Revenue
Total	23,230,000	14,770,000				38,000,000
Philippines | Province of Masbate, Provincial Treasurer of Masbate
Total	840,000					840,000
Mali | Community of Kenieba
Total					$ 550,000	550,000
Mali | Government of Mali, Department of Customs
Total			83,660,000			83,660,000
Mali | Government of Mali, Department of Land
Total		54,240,000		53,150,000		107,390,000
Mali | Government of Mali, Tax Department of Major Enterprises
Total	113,250,000	21,450,000	5,820,000	$ 5,910,000		146,430,000
Mali | Government of Mali, National Department for Trade and Competition
Total			2,080,000			2,080,000
Mali | Town of Kenieba, Tax Department of Kenieba
Total	5,580,000					5,580,000
Namibia | Government of Namibia, Ministry of Finance Customs & Excise
Total		4,210,000	250,000			4,460,000
Namibia | Government of Namibia, Ministry of Finance Receiver of Revenue
Total	$ 65,720,000					65,720,000
Namibia | Government of Namibia, Ministry of Mines and Energy
Total		$ 9,650,000	10,000			9,660,000
Canada | Government of Canada
Total			480,000			480,000
Canada | Government of Nunavut
Total			330,000			330,000
Canada | Kitikmeot Inuit Association
Total			$ 1,280,000			$ 1,280,000